General	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	GENERAL
Golar LNG Limited (the “Company” or “Golar”) was incorporated in Hamilton, Bermuda on May 10, 2001. Golar is listed on the Nasdaq under the ticker symbol: “GLNG”.

We design, construct, own and operate marine infrastructure for the liquefaction of natural gas and are the leading provider of floating liquefaction natural gas (“FLNG”) as a service to gas resource owners. We provide market leading FLNG operations and focus our balance sheet flexibility to maximize shareholder returns through accretive FLNG projects. We offer gas resource holders a proven, quick and low-cost solution to monetize stranded gas reserves. Our industry leading FLNG operational track record and FLNG growth prospects allow gas resource holders, developers and customers a low-cost, low-risk, quick-delivering solution for natural gas liquefaction.

As of June 30, 2025, our fleet consisted of two operational FLNG vessels:
•FLNG Hilli Episeyo (the “FLNG Hilli”), operating offshore Cameroon, FLNG Hilli remains under contract until July 2026. In May 2025, we finalized agreements with Southern Energy S.A. (“SESA”) for a 20-year charter commencing in 2027. The SESA agreements have achieved final investment decision (“FID”), with all conditions precedent fulfilled. SESA is a joint venture which will oversee gas procurement, operations, and liquified natural gas (“LNG”) sales from Argentina; and
•FLNG Gimi (the “FLNG Gimi”), which successfully achieved Commercial Operations Date (“COD”) in June 2025, and commenced its 20-year Lease and Operate Agreement (“LOA”) offshore Mauritania and Senegal. This milestone marks a significant expansion of our FLNG capacity and the continued execution of our long-term growth strategy.
Our third FLNG unit (the “MKII FLNG”) is currently under development pursuant to an Engineering, Procurement, and Construction (“EPC”) contract with CIMC Raffles (“CIMC”). In May 2025, we entered into definitive agreements with SESA for a 20-year charter of the converted MKII FLNG unit, targeted to begin upon COD in 2028. In August 2025, these definitive agreements reached FID but remain subject to conditions precedent, including environmental approvals and export license, expected to be fulfilled in Q4 2025.
As used herein and unless otherwise required by the context, the terms “Golar”, the “Company”, “we”, “our”, “us” and words of similar import refer to Golar or any one or more of its consolidated subsidiaries, or to all such entities.

Going concern

The unaudited condensed consolidated financial statements have been prepared on a going concern basis.

The Company’s entry into the MKII FLNG EPC agreement with CIMC along with the final investment decision and satisfaction of conditions precedent of the FLNG Hilli’s 20-year redeployment in Argentina, has led to significant capital expenditure commitments through to 2028, including commitments falling due within the Company’s going concern period.

To ensure we can meet our liquidity requirements and fulfill all our obligations as they come due, management approved a cash flow forecast through twelve months from the date of these financial statements. This forecast incorporates assumptions regarding the timing and magnitude of our operating expenses, capital expenditures and expected operating cash inflows.

In order to secure the necessary liquidity to meet these anticipated capital commitments, we are actively exploring debt optimization opportunities across our FLNG assets. Additionally, subject to favorable market and economic conditions, we are considering the issuance of new corporate debt and refinancing of existing debts. The strong fundamentals of our FLNG assets, including the long-term contracted cash flows and favorable leverage metrics, enhance our confidence in successfully executing one or more of these liquidity-enhancing initiatives.

If we are unable to raise capital through the aforementioned initiatives, management’s plan is to terminate the MKII FLNG conversion project in order to significantly reduce our capital expenditures during the going concern period. The decision to terminate the MKII FLNG conversion project would have to occur prior to the satisfaction of the conditions precedent on the MKII FLNG definitive agreements with SESA, which is expected in Q4 2025, to allow the Company to have sufficient liquidity to meet its obligations throughout the period of twelve months from the date of these financial statements.